Shareholders' Equity (Computation Of Basic And Diluted Earnings Per Share) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Basic weighted average shares outstanding	108,278,113	122,009,228	124,550,384
Weighted average dilutive options outstanding	1,537,277	1,114,110	0
Diluted weighted average shares outstanding	109,815,390	123,123,338	124,550,384